Summary of Significant Accounting Policies (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%
Accounts receivable [Member] | A [Member]
Concentration Risk [Line Items]
Concentrations of credit risk accounts receivable	$ 3,844,569	$ 4,010,897
Concentration risk, percentage	22.60%	18.30%